[BLANK ROME LLP LETTERHEAD]







PHONE:        215-569-5530
FAX:          215-832-5530
EMAIL:        STOKES@BLANKROME.COM


                                                              August 2, 2007


VIA EDGAR

Vincent J. Di Stefano
Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-4720

                  RE: CORNERSTONE PROGRESSIVE RETURN FUND (THE "FUND") SEC FILE NUMBERS: 333-142920; 811-22066

Dear Mr. Di Stefano:

         On behalf of our client, the Fund, transmitted herewith is pre-effective amendment number 4 to the Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933 and the Investment Company Act of 1940. For your reference, this amendment filing has been marked to highlight changes made since pre-effective amendment number 3.

         The purpose of this amendment is to complete previously incomplete information set forth in the Statement of Additional Information, including the Fund's financial statements, and to file outstanding exhibits.

         Should you have any questions or comments regarding the above, please phone me at (215) 569-5530 or Thomas R. Westle at (212) 885-5239.

                                                              Very truly yours,

                                                              /s/ Mary Stokes
                                                              -----------------
                                                              MARY STOKES

MS/je